UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22234

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Frank J. DiPietro

State Street Bank and Trust Company
2 Avenue De Lafayette, 4th Floor
Boston, Massachusetts 02111

Julie A. Tedesco, Esq.

State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

RMR Real Estate Income Fund

Portfolio of Investments  —  September 30, 2009 (unaudited)

Company	Shares	Value
Common Stocks — 58.6%
Real Estate Investment Trusts — 55.3%
Apartments — 10.4%
Apartment Investment & Management Co.	28,745	$423,989
Associated Estates Realty Corp.	80,000	769,600
AvalonBay Communities, Inc.	15,575	1,132,769
BRE Properties, Inc.	16,000	500,800
Colonial Properties Trust	39,800	387,254
Equity Residential	49,000	1,504,300
Essex Property Trust, Inc.	6,000	477,480
Home Properties, Inc.	500	21,545
Mid-America Apartment Communities, Inc.	20,100	907,113
UDR, Inc.	3,000	47,220
		6,172,070
Diversified — 4.8%
Cousins Properties, Inc.	33,361	276,229
Lexington Corporate Properties Trust	47,193	240,684
Vornado Realty Trust	28,233	1,818,488
Washington Real Estate Investment Trust	18,000	518,400
		2,853,801
Free Standing — 3.7%
National Retail Properties, Inc.	96,900	2,080,443
Realty Income Corp.	4,300	110,295
		2,190,738
Health Care — 7.0%
Cogdell Spencer, Inc.	31,655	151,944
HCP, Inc.	39,580	1,137,529
Healthcare Realty Trust, Inc.	13,000	274,690
Medical Properties Trust, Inc.	139,120	1,086,527
Nationwide Health Properties, Inc.	47,654	1,476,798
OMEGA Healthcare Investors, Inc.	2,200	35,244
		4,162,732
Industrial — 1.2%
DCT Industrial Trust, Inc.	75,000	383,250
EastGroup Properties, Inc.	7,100	271,362
First Industrial Realty Trust, Inc. (a)	10,000	52,500
		707,112
Lodging/Resorts — 1.7%
DiamondRock Hospitality Co. (a)	20,000	162,000
Hersha Hospitality Trust	200,583	621,807
Sunstone Hotel Investors, Inc. (a)	3,285	23,324
Supertel Hospitality, Inc.	84,642	181,980
		989,111
Manufactured Home — 0.0%
Sun Communities, Inc.	100	2,152
Mixed - Office/Industrial — 2.6%
Duke Realty Corp.	31,100	373,511
Liberty Property Trust	36,200	1,177,586
		1,551,097
Mortgage — 0.9%
Chimera Investment Corp.	74,000	282,680
MFA Financial, Inc.	29,950	238,402
		521,082

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks — continued
Real Estate Investment Trusts — continued
Office — 12.2%
Alexandria Real Estate Equities, Inc.	12,500	$679,375
Brandywine Realty Trust	130,900	1,445,136
Corporate Office Properties Trust	15,600	575,328
Franklin Street Properties Corp.	75,000	982,500
Highwoods Properties, Inc.	57,900	1,820,955
Mack-Cali Realty Corp.	29,700	960,201
Maguire Properties, Inc. (a)	24,000	50,400
SL Green Realty Corp.	16,900	741,065
		7,254,960
Regional Malls — 3.7%
CBL & Associates Properties, Inc.	18,314	177,646
Simon Property Group, Inc.	22,043	1,530,475
The Macerich Co.	15,270	463,139
		2,171,260
Shopping Centers — 3.8%
Cedar Shopping Centers, Inc. (a)	38,508	248,377
Equity One, Inc.	3,100	48,577
Kimco Realty Corp.	30,000	391,200
Ramco-Gershenson Properties Trust	21,000	187,320
Regency Centers Corp.	12,700	470,535
Tanger Factory Outlet Centers, Inc.	5,400	201,636
Weingarten Realty Investors	35,000	697,200
		2,244,845
Specialty — 1.9%
Entertainment Properties Trust	32,500	1,109,550
Storage — 1.4%
Public Storage, Inc.	3,100	233,244
Sovran Self Storage, Inc.	19,150	582,734
		815,978
Total Real Estate Investment Trusts (Cost $38,236,922)		32,746,488
Other — 3.3%
Brookfield Properties Corp.	10,000	112,600
Carador PLC (b)	7,496,600	1,199,456
D.R. Horton, Inc.	37,000	422,170
Toll Brothers, Inc. (c)	10,000	195,400
Total Other (Cost $10,737,416)		1,929,626
Total Common Stocks (Cost $48,974,338)		34,676,114
Preferred Stocks — 65.7%
Real Estate Investment Trusts — 65.3%
Apartments — 2.9%
Apartment Investment & Management Co., Series V	6,500	137,670
Apartment Investment & Management Co., Series Y	11,900	249,900
Associated Estates Realty Corp., Series B	1,500	35,160
BRE Properties, Inc., Series D	7,400	151,774
Colonial Properties Trust, Series D	50,500	1,158,470
UDR, Inc., Series G	63	1,317
		1,734,291
Diversified — 3.9%
Cousins Properties, Inc., Series B	10,098	197,214
LBA Realty LLC, Series B	87,142	1,176,417
Lexington Realty Trust, Series B	24,950	452,094
Vornado Realty Trust, Series E	15,400	365,750
Vornado Realty Trust, Series F	5,700	119,985
		2,311,460
Free Standing — 0.6%
National Retail Properties, Inc., Series C	14,500	331,905

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks — continued
Real Estate Investment Trusts — continued
Health Care — 6.8%
HCP, Inc., Series E	1,500	$33,375
Health Care REIT, Inc., Series F	8,775	207,880
Health Care REIT, Inc., Series G (d)	20,000	611,800
LTC Properties, Inc., Series F	10,600	248,040
OMEGA Healthcare Investors Inc., Series D	116,775	2,890,181
		3,991,276
Industrial — 0.4%
First Industrial Realty Trust, Series J	7,600	114,000
Prologis Trust, Series G	6,800	133,960
		247,960
Lodging/Resorts — 25.6%
Ashford Hospitality Trust, Series A	114,710	1,664,442
Ashford Hospitality Trust, Series D	22,000	319,000
Eagle Hospitality Properties Trust, Inc., Series A (a)(b)	165,000	82,500
FelCor Lodging Trust, Inc., Series A (a)(d)	73,000	892,790
FelCor Lodging Trust, Inc., Series C (a)	111,539	1,338,468
Grace Acquisition I, Inc., Series B (a)	133,800	73,590
Grace Acquisition I, Inc., Series C (a)	18,900	18,900
Hersha Hospitality Trust, Series A	155,500	2,786,560
Host Marriott Corp., Series E	13,465	336,625
Innkeepers USA Trust, Series C (a)	24,000	26,400
LaSalle Hotel Properties, Series D	120,623	2,457,090
LaSalle Hotel Properties, Series E	51,300	1,135,269
LaSalle Hotel Properties, Series G	10,000	200,000
Strategic Hotels & Resorts, Inc., Series A (a)	12,900	121,260
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	740,931
Sunstone Hotel Investors, Inc., Series A	158,300	2,960,210
		15,154,035
Mixed - Office/Industrial — 1.4%
Duke Realty Corp., Series N	4,500	94,545
Duke Realty Corp., Series O	20,100	487,827
PS Business Parks, Inc., Series L	10,000	230,200
		812,572
Mortgage — 0.2%
Anthracite Capital, Inc., Series D (a)	3,500	11,550
NorthStar Realty Finance Corp., Series A	5,500	74,800
NorthStar Realty Finance Corp., Series B	105	1,318
RAIT Financial Trust, Series C	700	8,820
		96,488
Office — 9.1%
Alexandria Real Estate Equities, Inc., Series C	56,645	1,371,942
BioMed Realty Trust, Inc., Series A	18,350	408,287
Corporate Office Properties Trust, Series G	4,900	116,988
Corporate Office Properties Trust, Series H	2,000	45,180
Corporate Office Properties Trust, Series J	22,000	506,000
DRA CRT Acquisition Corp., Series A (b)	35,060	473,310
Kilroy Realty Corp., Series E	20,500	476,625
Kilroy Realty Corp., Series F	30,000	654,600
Parkway Properties, Inc., Series D	22,100	472,940
SL Green Realty Corp., Series D	38,500	875,875
		5,401,747
Regional Malls — 2.5%
CBL & Associates Properties, Inc., Series D	2,500	46,100
Glimcher Realty Trust, Series F	56,300	954,848
Glimcher Realty Trust, Series G	18,000	290,340
Taubman Centers, Inc., Series G	9,000	213,750
		1,505,038

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks — continued
Real Estate Investment Trusts — continued
Shopping Centers — 6.4%
Cedar Shopping Centers, Inc., Series A	129,649	$2,631,875
Kimco Realty Corp., Series F	2,000	42,460
Kimco Realty Corp., Series G	18,496	450,377
Regency Centers Corp., Series C	1,700	38,590
Regency Centers Corp., Series D	12,800	284,160
Regency Centers Corp., Series E	200	4,130
Weingarten Realty Investors, Series E	1,000	20,800
Weingarten Realty Investors, Series F	16,800	336,000
		3,808,392
Specialty — 5.4%
Digital Realty Trust, Inc., Series A	33,050	806,420
Entertainment Properties Trust, Series B	20,145	389,806
Entertainment Properties Trust, Series D	111,800	2,012,400
		3,208,626
Storage — 0.1%
Public Storage, Inc, Series X	2,300	49,151
Total Real Estate Investment Trusts (Cost $53,189,321)		38,652,941
Other — 0.4%
Corts-UNUM Provident Financial Trust	8,600	189,974
Total Other (Cost $222,310)		189,974
Total Preferred Stocks (Cost $53,411,631)		38,842,915
Other Investment Companies — 4.4%
Blackrock Preferred and Equity Advantage Trust	19,336	219,850
Cohen & Steers Advantage Income Realty Fund, Inc.	52,500	310,275
Cohen & Steers Premium Income Realty Fund, Inc.	7,177	38,541
Cohen & Steers REIT and Utility Income Fund, Inc.	24,384	231,892
Direxion Daily Financial Bear 3X Shares (c)	7,500	155,925
DWS RREEF Real Estate Fund II, Inc. (a)	94,150	82,852
Eaton Vance Enhanced Equity Income Fund II	12,100	160,083
Nicholas-Applegate Convertible & Income Fund II	504	4,027
Nuveen Floating Rate Income Fund	20,185	190,950
Nuveen Real Estate Income Fund	3,700	29,008
UltraShort Financials ProShares (a)	550	13,778
UltraShort Real Estate ProShares	103,751	1,005,347
Western Asset Emerging Markets Debt Fund, Inc.	10,293	177,348
Total Other Investment Companies (Cost $4,951,964)		2,619,876
Short-Term Investments — 0.1%
Other Investment Companies — 0.1%
Dreyfus Cash Management Fund, Institutional Shares, 0.22% (e) (Cost $78,897)	78,897	78,897
Total Investments — 128.8% (Cost $107,416,830)(f)		76,217,802
Other assets less liabilities — (0.6)%		(357,590)
Preferred Shares, at liquidation preference — (28.2)%		(16,675,000)
Net Assets applicable to common shareholders — 100%		$59,185,212

Notes to Portfolio of Investments

(a)	As of September 30, 2009, this security had discontinued paying distributions.
(b)	As of September 30, 2009, the Fund held securities fair valued in accordance with policies adopted by the board of trustees aggregating to $1,755,266 and 2.3% of market value.
(c)	Non-dividend paying security.
(d)	Convertible into common stock.
(e)	Rate reflects 7 day yield as of September 30, 2009.
(f)

Although subject to adjustments to the extent 2009 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for U.S. federal income tax purposes, as of September 30, 2009, are as follows:

Cost	$107,416,830

Gross unrealized appreciation	$5,523,530

Gross unrealized depreciation	(36,722,558)

Net unrealized depreciation	$(31,199,028)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2008 and six months ended June 30, 2009, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The Fund uses a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs used to prepare these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$6,172,070	$—	$—	$6,172,070
Diversified	2,853,801	—	—	2,853,801
Free Standing	2,190,738	—	—	2,190,738
Health Care	4,162,732	—	—	4,162,732
Industrial	707,112	—	—	707,112
Lodging/Resorts	989,111	—	—	989,111
Manufactured Home	2,152	—	—	2,152
Mixed - Office/Industrial	1,551,097	—	—	1,551,097
Mortgage	521,082	—	—	521,082
Office	7,254,960	—	—	7,254,960
Regional Malls	2,171,260	—	—	2,171,260
Shopping Centers	2,244,845	—	—	2,244,845
Specialty	1,109,550	—	—	1,109,550
Storage	815,978	—	—	815,978
Total Real Estate Investment Trusts	32,746,488	—	—	32,746,488
Other	730,170	—	1,199,456	1,929,626
Total Common Stocks	33,476,658	—	1,199,456	34,676,114
Preferred Stocks
Real Estate Investment Trusts
Apartments	1,734,291	—	—	1,734,291
Diversified	2,311,460	—	—	2,311,460
Free Standing	331,905	—	—	331,905
Health Care	3,991,276	—	—	3,991,276
Industrial	247,960	—	—	247,960
Lodging/Resorts	15,071,535	82,500	—	15,154,035
Mixed - Office/Industrial	812,572	—	—	812,572
Mortgage	96,488	—	—	96,488
Office	4,928,437	473,310	—	5,401,747
Regional Malls	1,505,038	—	—	1,505,038
Shopping Centers	3,808,392	—	—	3,808,392
Specialty	3,208,626	—	—	3,208,626
Storage	49,151	—	—	49,151
Total Real Estate Investment Trusts	38,097,131	555,810	—	38,652,941
Other	189,974	—	—	189,974
Total Preferred Stocks	38,287,105	555,810	—	38,842,915
Other Investment Companies	2,619,876	—	—	2,619,876
Short-Term Investments
Other Investment Companies	78,897	—	—	78,897
Total Investments	$74,462,536	$555,810	$1,199,456	$76,217,802

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, issuer company financial information and other market indicators to value the securities whose prices were not readily available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance, as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(1,645,504)
Net purchases/sales	—
Net transfers in and/or out of Level 3	2,844,960
Balance, as of 9/30/2009	$1,199,456
Net change in unrealized appreciation/depreciation from investments still held as of 9/30/09	$(1,645,504)

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 19, 2009

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 19, 2009